Debt Securities in Issue (Tables)	6 Months Ended
Jun. 30, 2024
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

	30 June 2024	31 December 2023
	£m	£m
Medium-term notes	8,879	11,656
Euro €35bn Global Covered Bond Programme	16,896	15,000
US $20bn Commercial Paper Programmes	2,968	2,761
Certificates of deposit	1,397	1,530
Credit linked notes	387	194
Securitisation programmes	3,526	2,769
	34,053	33,910